Basis of preparation	12 Months Ended
Mar. 31, 2020
Basis of preparation
Basis of preparation

 1. Basis of preparation

This section describes the critical accounting judgements and estimates that management has identified as having a potentially material impact on the Group’s consolidated financial statements and sets out our significant accounting policies that relate to the financial statements as a whole. Where an accounting policy is generally applicable to a specific note to the financial statements, the policy is described within that note. We have also detailed below the new accounting pronouncements that we will adopt in future years and our current view of the impact they will have on our financial reporting.

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and are also prepared in accordance with IFRS adopted by the European Union (‘EU’), the Companies Act 2006 and Article 4 of the EU IAS Regulations. The consolidated financial statements are prepared on a going concern basis (see page 126).

Vodafone Group Plc is incorporated and domiciled in England and Wales (registration number 1833679). The registered address of the Company is Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, England.

IFRS requires the Directors to adopt accounting policies that are the most appropriate to the Group’s circumstances. These have been applied consistently to all the years presented, unless otherwise stated. In determining and applying accounting policies, Directors and management are required to make judgements and estimates in respect of items where the choice of specific policy, accounting judgement, estimate or assumption to be followed could materially affect the Group’s reported financial position, results or cash flows and disclosure of contingent assets or liabilities during the reporting period; it may later be determined that a different choice may have been more appropriate.

The Group’s critical accounting judgements and key sources of estimation uncertainty are detailed below. Actual outcomes could differ from those estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period; they are recognised in the period of the revision and future periods if the revision affects both current and future periods.

Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be “critical estimates” due to their potential to give rise to material adjustments in the Group’s financial statements in the year to 31 March 2021. As at 31 March 2020, management has identified critical judgements in respect of revenue recognition, lease accounting, valuing assets and liabilities acquired in business combinations, the accounting for tax disputes in India, the classification of joint arrangements and whether to recognise provisions or to disclose contingent liabilities. In addition, management has identified critical accounting estimates in relation to the recovery of deferred tax assets, post employment benefits and impairments; estimates have also been identified that are not considered to be critical in respect of the allocation of revenue to goods and services, the useful economic lives of finite lived intangibles and property, plant and equipment.

The majority of the Group’s provisions are either long-term in nature (such as asset retirement obligations) or relate to shorter-term liabilities (such as those relating to restructuring and property) where there is not considered to be a significant risk of material adjustment in the next financial year. Critical judgements are exercised in respect of tax disputes in India, including the cases relating to our acquisition of Hutchison Essar Limited (Vodafone India).

These critical accounting judgements, estimates and related disclosures have been discussed with the Group’s Audit and Risk Committee.

Critical accounting judgements and key sources of estimation uncertainty

Revenue recognition

Revenue recognition under IFRS 15 necessitates the collation and processing of very large amounts of data, use of management judgements and estimates to produce financial information.

The most significant accounting judgements and source of estimation uncertainty are disclosed below.

Gross versus net presentation

If the Group has control of goods or services when they are delivered to a customer, then the Group is the principal in the sale to the customer;

otherwise the Group is acting as an agent. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses (see note 2 “Revenue disaggregation and segmental analysis”) but do not impact reported assets, liabilities or cash flows. Scenarios requiring judgement to determine whether the Group is a principal or an agent include, for example, those where the Group delivers third-party branded services (such as premium music or TV content) to customers.

Allocation of revenue to goods and services provided to customers

Revenue is recognised when goods and services are delivered to customers (see note 2). Goods and services may be delivered to a customer at different times under the same contract, hence it is necessary to allocate the amount payable by the customer between goods and services on a ‘relative standalone selling price basis’; this requires the identification of performance obligations (‘obligations’) and the determination of standalone selling prices for the identified obligations. The determination of obligations is, for the primary goods and services sold by the Group, not considered to be a critical accounting judgement; the Group’s policy on identifying obligations is disclosed in note 2. The determination of standalone selling prices for identified obligations is discussed below.

It is necessary to estimate the standalone price when the Group does not sell equivalent goods or services in similar circumstances on a standalone basis. When estimating the standalone price the Group maximises the use of external inputs; methods for estimating standalone prices include determining the standalone price of similar goods and services sold by the Group, observing the standalone prices for similar goods and services, when sold by third parties or using a cost-plus reasonable margin approach (which is sometimes the case for handsets and other equipment). Where it is not possible to reliably estimate standalone prices due to a lack of observable standalone sales or highly variable pricing, which is sometimes the case for services, the standalone price of an obligation may be determined as the transaction price less the standalone prices of other obligations in the contract. The standalone price determined for obligations materially impacts the allocation of revenue between obligations and impacts the timing of revenue when obligations are provided to customers at different times – for example, the allocation of revenue between handsets, which are usually delivered up-front, and services which are typically delivered over the contract period. However, there is not considered to be a significant risk of material adjustment to the carrying value of contract-related assets or liabilities in the 12 months after the balance sheet date if these estimates were revised.

Lease accounting

Lease accounting under IFRS 16 is significantly more complex than under previous reporting requirements and necessitates the collation and processing of very large amounts of data and the increased use of management judgements and estimates to produce financial information. The most significant accounting judgements are disclosed below.

Lease identification

Whether the arrangement is considered a lease or a service contract depends on the analysis by management of both the legal form and substance of the arrangement between the Group and the counter-party to determine if control of an identified asset has been passed between the parties; if not, the arrangement is a service arrangement. Control exists if the Group obtains substantially all of the economic benefit from the use of the asset, and has the ability to direct its use, for a period of time. An identified asset exists where an agreement explicitly or implicitly identifies an asset or a physically distinct portion of an asset which the lessor has no substantive right to substitute.

The scenarios requiring the greatest judgement include those where the arrangement is for the use of fibre or other fixed telecommunication lines. Generally, where the Group has exclusive use of a physical line it is determined that the Group can also direct the use of the line and therefore leases will be recognised. Where the Group provides access to fibre or other fixed telecommunication lines to another operator on a wholesale basis the arrangement will generally be identified as a lease, whereas when the Group provides fixed line services to an end-user, generally control over such lines is not passed to the end-user and a lease is not identified.

The impact of determining whether an agreement is a lease or a service depends on whether the Group is a potential lessee or lessor in the arrangement and, where the Group is a lessor, whether the arrangement is classified as an operating or finance lease. The impacts for each scenario are described below where the Group is potentially:

-A lessee. The judgement impacts the nature and timing of both costs and reported assets and liabilities. A lease results in an asset and a liability being reported and depreciation and interest being recognised; the interest charge will decrease over the life of the lease. A service contract results in operating expenses being recognised evenly over the life of the contract and no assets or liabilities being recorded (other than trade payables, prepayments and accruals).

-An operating lessor. The judgement impacts the nature of income recognised. An operating lease results in lease income being recognised whilst a service contract results in service revenue. Both are recognised evenly over the life of the contract.

-A finance lessor. The judgement impacts the nature and timing of both income and reported assets. A finance lease results in the lease income being recognised at commencement of the lease and an asset (the net investment in the lease) being recorded.

Lease term

Where leases include additional optional periods after an initial lease term, significant judgement is required in determining whether these optional periods should be included when determining the lease term. The impact of this judgement is significantly greater where the Group is a lessee. As a lessee, optional periods are included in the lease term if the Group is reasonably certain it will exercise an extension option or will not exercise a termination option; this depends on an analysis by management of all relevant facts and circumstances including the leased asset's nature and purpose, the economic and practical potential for replacing the asset and any plans that the Group has in place for the future use of the asset. Where a leased asset is highly customised (either when initially provided or as a result of leasehold improvements) or it is impractical or uneconomic to replace then the Group is more likely to judge that lease extension options are reasonably certain to be exercised. The value of the right-of-use asset and lease liability will be greater when extension options are included in the lease term. The normal approach adopted for lease term by asset class is described below.

The lease terms can vary significantly by type and use of asset and geography. In addition, the exact lease term is subject to the non-cancellable period and rights and options in each contract. Generally, lease terms are judged to be the longer of the minimum lease term and:

-Between 5 and 10 years for land and buildings (excluding retail), with terms at the top end of this range if the lease relates to assets that are considered to be difficult to exit sooner for economic, practical or reputational reasons;

-To the next contractual lease break date for retail premises (excluding breaks within the next 12 months);

-Where leases are used to provide internal connectivity the lease term for the connectivity is aligned to the lease term or useful economic life of the assets connected; and

-The customer service agreement length for leases of local loop connections or other assets required to provide fixed line services to individual customers.

In most instances the Group has options to renew or extend leases for additional periods after the end of the lease term which are assessed using the criteria above.

Taxation

The Group’s tax charge on ordinary activities is the sum of the total current and deferred tax charges. The calculation of the Group’s total tax charge involves estimation and judgement in respect of certain matters, being principally:

Recognition of deferred tax assets

Significant items on which the Group has exercised accounting estimation and judgement include the recognition of deferred tax assets in respect of losses in Luxembourg, Germany and Spain as well as capital allowances in the United Kingdom.

The recognition of deferred tax assets, particularly in respect of tax losses, is based upon whether management judge that it is probable that there will be sufficient and suitable taxable profits in the relevant legal entity or tax group against which to utilise the assets in the future.

The Group assesses the availability of future taxable profits using the same undiscounted five year forecasts for the Group’s operations as are used in the Group’s value in use calculations (see note 4 “Impairment losses”).

Where tax losses are forecast to be recovered beyond the five year period, the availability of taxable profits is assessed using the cash flows and long-term growth rates used for the value in use calculations.

The estimated cash flows inherent in these forecasts include the unsystematic risks of operating in the telecommunications business including the potential impacts of changes in the market structure, trends in customer pricing, the costs associated with the acquisition and retention of customers, future technological evolutions and potential regulatory changes, such as our ability to acquire and/or renew spectrum licences.

Changes in the estimates which underpin the Group’s forecasts could have an impact on the amount of future taxable profits and could have a significant impact on the period over which the deferred tax asset would be recovered.

The Group only considers substantively enacted tax laws when assessing the amount and availability of tax losses to offset against the future taxable profits. See note 6 “Taxation” to the consolidated financial statements.

Uncertain tax positions

The tax impact of a transaction or item can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process. The Group uses in-house tax experts when assessing uncertain tax positions and seeks the advice of external professional advisors where appropriate. The most significant judgement in this area relates to the Group’s tax disputes in India, including the cases relating to the Group’s acquisition of Hutchison Essar Limited (Vodafone India) and the impact of the European Commission's challenge to the UK's Controlled Foreign Company rules. Further details of the tax disputes in India are included in note 29 “Contingent liabilities and legal proceedings” and further information on the European Commission's challenge are include in note 6 "Taxation" to the consolidated financial statements.

Business combinations and goodwill

When the Group completes a business combination, the fair values of the identifiable assets and liabilities acquired, including intangible assets, are recognised. The determination of the fair values of acquired assets and liabilities is based, to a considerable extent, on management's judgement. If the purchase consideration exceeds the fair value of the net assets acquired then the incremental amount paid is recognised as goodwill. If the purchase price consideration is lower than the fair value of the assets acquired then the difference is recorded as a gain in the income statement.

Allocation of the purchase price between finite lived assets (discussed below) and indefinite lived assets such as goodwill affects the subsequent results of the Group as finite lived intangible assets are amortised, whereas indefinite lived intangible assets, including goodwill, are not amortised.

See note 27 "Acquisitions and disposals" to the consolidated financial statements for further details.

Joint arrangements

The Group participates in a number of joint arrangements where control of the arrangement is shared with one or more other parties.

Judgement is required to classify joint arrangements in a separate legal entity as either a joint operation or as a joint venture, which depends on management’s assessment of the legal form and substance of the arrangement taking into account relevant facts and circumstances such as whether the owners have rights to substantially all the economic outputs and, in substance, settle the liabilities of the entity.

The classification can have a material impact on the consolidated financial statements. The Group’s share of assets, liabilities, revenue, expenses and cash flows of joint operations are included in the consolidated financial statements on a line-by-line basis, whereas the Group’s investment and share of results of joint ventures are shown within single line items in the consolidated statement of financial position and consolidated income statement respectively. See note 12 “Investments in associates and joint arrangements” to the consolidated financial statements.

Finite lived intangible assets

Other intangible assets include amounts spent by the Group acquiring licences and spectrum, customer bases and the costs of purchasing and developing computer software.

Where intangible assets are acquired through business combinations and no active market for the assets exists, the fair value of these assets is determined by discounting estimated future net cash flows generated by the asset. Estimates relating to the future cash flows and discount rates used may have a material effect on the reported amounts of finite lived intangible assets.

Estimation of useful life

The useful life over which intangible assets are amortised depends on management’s estimate of the period over which economic benefit will be derived from the asset. Useful lives are periodically reviewed to ensure that they remain appropriate. Management’s estimates of useful life have a material impact on the amount of amortisation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of intangible assets in the year to 31 March 2021 if these estimates were revised. The basis for determining the useful life for the most significant categories of intangible assets are discussed below.

Customer bases

The estimated useful life principally reflects management’s view of the average economic life of the customer base and is assessed by reference to customer churn rates. An increase in churn rates may lead to a reduction in the estimated useful life and an increase in the amortisation charge.

Capitalised software

For computer software, the estimated useful life is based on management’s view, considering historical experience with similar products as well as anticipation of future events which may impact their life such as changes in technology. The useful life will not exceed the duration of a licence.

Property, plant and equipment

Property, plant and equipment represents 23.3% (2019 : 19.2%) of the Group’s total assets; estimates and assumptions made may have a material impact on their carrying value and related depreciation charge. See note 11 “Property, plant and equipment” to the consolidated financial statements for further details.

Estimation of useful life

The depreciation charge for an asset is derived using estimates of its expected useful life and expected residual value, which are reviewed annually.

Management’s estimates of useful life have a material impact on the amount of depreciation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of property, plant and equipment in the year to 31 March 2021 if these estimates were revised.

Management determines the useful lives and residual values for assets when they are acquired, based on experience with similar assets and taking into account other relevant factors such as any expected changes in technology.

Post employment benefits

Management uses estimates when determining the Group’s liabilities and expenses arising for defined benefit pension schemes. Management is required to estimate the future rates of inflation, salary increases, discount rates and longevity of members, each of which may have a material impact on the defined benefit obligations that are recorded. Further details, including a sensitivity analysis, are included in note 25 “Post employment benefits” to the consolidated financial statements.

Contingent liabilities

The Group exercises judgement to determine whether to recognise provisions and the exposures to contingent liabilities related to pending litigations or other outstanding claims subject to negotiated settlement, mediation, arbitration or government regulation, as well as other contingent liabilities (see note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements). Judgement is necessary to assess the likelihood that a pending claim will succeed, or a liability will arise.

Impairment reviews

IFRS requires management to perform impairment tests annually for indefinite lived assets, for finite lived assets and for equity accounted investments, if events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Impairment testing requires management to judge whether the carrying value of assets can be supported by the net present value of future cash flows that they generate. Calculating the net present value of the future cash flows requires estimates to be made in respect of highly uncertain matters including management’s expectations of:

– growth in adjusted EBITDA, calculated as adjusted operating profit before depreciation and amortisation;
– timing and amount of future capital expenditure, licence and spectrum payments;
– long-term growth rates; and
– appropriate discount rates to reflect the risks involved.

Management prepares formal five year forecasts for the Group’s operations, which are used to estimate their value in use; a long-term growth rate into perpetuity has been determined as the lower of:

– the nominal GDP growth rates for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA in years six to ten, as estimated by management.

Changing the assumptions selected by management, in particular the adjusted EBITDA and growth rate assumptions used in the cash flow projections, could significantly affect the Group’s impairment evaluation and hence reported assets and profits or losses. Further details, including a sensitivity analysis, are included in note 4 “Impairment losses” to the consolidated financial statements.

For operations that are classified as held for sale, impairment testing requires management to determine whether the carrying value of the discontinued operation can be supported by the fair value less costs to sell. Where not observable in a quoted market, management have determined fair value less costs to sell by reference to the outcomes from the application of a number of potential valuation techniques, determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Significant accounting policies applied in the current reporting period that relate to the financial statements as a whole

Accounting convention

The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 33 “Related undertakings” to the consolidated financial statements) and joint operations that are subject to joint control (see note 12 “Investments in associates and joint arrangements” to the consolidated financial statements).

Significant new accounting pronouncements

IFRS 16 “Leases” was adopted by the Group on 1 April 2019; the key changes to the accounting policies previously applied by the Group are disclosed below within this note. The Group’s new leasing policy is disclosed in note 20.

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Changes in the fair value of monetary securities denominated in foreign currency are analysed between translation differences and other changes in the carrying amount of the security. Translation differences are recognised in the consolidated income statement and other changes in carrying amount are recognised in the consolidated statement of comprehensive income.

Translation differences on non-monetary financial assets, such as investments in equity securities classified at fair value through other comprehensive income, are reported as part of the fair value gain or loss and are included in the consolidated statement of comprehensive income.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date. Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange loss recognised in the consolidated income statement for the year ended 31 March 2020 is  €146 million (31 March 2019: €2,277 million loss; 2018: €476 million gain). The net gains and net losses are recorded within operating profit (2020: €24 million credit; 2019: €1 million charge; 2018: €65 million credit), non-operating income and expense (2020: €37 million credit; 2019: €nil; 2018: €80 million credit), investment and financing income (2020: €205 million charge; 2019: €190 million charge; 2018: €322 million credit), income tax expense (2020: €2 million charge; 2019: €7 million charge; 2018: €9 million credit) and loss for the financial year from discontinued operations (2020 : €nil, 2019: €2,079 million charge, 2018: €nil). The foreign exchange gains and losses included within other income and expense and non- operating income and expense arise on the disposal of discontinued operations, interests in joint ventures, associates and investments from the recycling of foreign exchange gains previously recognised in the consolidated statement of comprehensive income.

Current or non-current classification

Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.

Liabilities are classified as current unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted on 1 April 2019

A new accounting standard, IFRS 16 "Leases" was adopted by the Group on 1 April 2019. The impact of adopting this standard on the financial statements at 1 April 2019, and the key changes to the accounting policies previously applied by the Group, are disclosed below within this note. The Group's new IFRS 16 accounting policy and previous lease accounting policy under IAS 17 "Leases" is disclosed in note 20. In addition, the following new accounting pronouncements, none of which were considered by the Group as significant on adoption, were adopted by the Group to comply with amendments to IFRS and have all been endorsed by the EU.

–Amendments to IAS 28 “Long-term interests in Associates and Joint Ventures”;

–“Improvements to IFRS: 2015-2017 cycle”;

–Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”;

–Amendments to IFRS 9 “Prepayment Features with Negative Compensation”; and

–IFRIC 23 “Uncertainty over Income Tax Treatments”.

New accounting pronouncements to be adopted on 1 April 2020

The following pronouncements, issued by the IASB, are effective for periods commencing on or after 1 January 2020 and have been endorsed by the EU. The Group’s financial reporting will be presented in accordance with these new standards, which are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated cash flow statement from 1 April 2020.

–Amendments to IFRS 3 “Definition of a Business”;

–Amendments to IAS 1 and IAS 8 “Definition of Material”; and

–Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”.

On 28 May 2020, the IASB issued an amendment to IFRS 16 “Covid-19-Related Rent Concessions”, which is effective for annual periods beginning on or after 1 June 2020 with earlier adoption permitted. Although not yet endorsed by the EU or the new UK endorsement board, the Group is assessing the impact of this amendment, which may be adopted early (i.e. effective 1 April 2020).

New accounting pronouncements to be adopted on or after 1 April 2021

The IASB has issued Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”, effective for annual periods beginning on or after 1 January 2021 and IFRS 17 “Insurance Contracts”, which is effective for annual periods beginning on or after 1 January 2023. The IASB has proposed deferring the adoption of the Amendments to IAS 1 but no changes have yet been issued.

Although not yet endorsed by the EU or the new UK endorsement board the Group’s financial reporting will be presented in accordance with the above new standards from 1 April 2021 and 1 April 2023 respectively. The Group’s work to assess the impact of these accounting changes is continuing; however, the changes are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated cash flow statement.

The following narrow-scope amendments were issued by the IASB during May 2020 and are effective for annual periods beginning on or after 1 January 2022, they have not yet been endorsed by the EU or the new UK endorsement board.

–Annual Improvements to IFRS Standards 2018-2020;

–Amendment to IAS 16 "Property, Plant and Equipment: Proceeds before Intended Use";

–Amendment to IAS 37 "Onerous Contracts - Cost of Fulfilling a Contract"; and

–Amendment to IFRS 3 "Reference to the Conceptual Framework".

The Group is assessing the impact of these new standards and the Group's financial reporting will be presented in accordance with these standards from 1 April 2022.

Adoption of new accounting pronouncements

IFRS 16 “Leases”

IFRS 16 “Leases” was adopted by the Group on 1 April 2019 with the cumulative retrospective impact reflected as an adjustment to equity on the date of adoption and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The Group has applied the following expedients in relation to the adoption of IFRS 16:

–The right-of-use assets were measured at an amount based on the lease liability at adoption; initial direct costs incurred when obtaining leases were excluded from this measurement. Lease prepayments and accruals previously recognised under IAS 17 at 31 March 2019 were added to and deducted from, respectively, the value of the right-of-use assets on adoption. In determining the cumulative retrospective impact recorded on 1 April 2019, some of the Group’s joint ventures have measured right-of-use assets, for certain leases, as if IFRS 16 had been applied since lease commencement but using their incremental borrowing rate at adoption; and

–The Group impaired the right-of-use assets recognised on adoption by the value of the provisions for onerous leases held under IAS 37 at 31 March 2019 instead of performing a new impairment assessment for those assets on adoption.

The Group’s right-of-use assets are recorded together with other property, plant and equipment assets (see note 11 “Property, plant and equipment”) and lease liabilities are recognised in borrowings (see note 21 “Borrowings”).

The key differences between the Group’s IAS 17 accounting policy (the ‘previous policy’ which is disclosed in note 20 “Leases”) and the Group’s IFRS 16 accounting policy (which is also provided in note 20 “Leases”) as well as the primary impacts of applying IFRS 16 in the current financial period are disclosed on page 153 below.

Primary impacts of applying the IFRS 16 accounting policy

The primary impacts on the Group’s financial statements, and the key causes of the movements recorded in the consolidated statement of financial position on 1 April 2019 (see page 153), as a result of applying the IFRS 16 (‘current’) accounting policy in place of the previous policy under IAS 17 are:

–Under IAS 17, lessees classified leases as either operating or finance leases. Operating lease costs were expensed on a straight-line basis over the period of the lease. Finance leases resulted in the recognition, in the statement of financial position, of an asset and a corresponding liability for lease payments, at present value. Under IFRS 16 all lease agreements give rise to the recognition of a ‘right-of-use asset’ representing the right to use the leased item and a liability for any future lease payments (see page 178) over the ‘reasonably certain’ period of the lease, which may include future lease periods for which the Group has extension options.

–Lessee accounting under IFRS 16 is similar to finance lease accounting for lessees under IAS 17; lease costs are recognised in the form of depreciation of the right-of-use asset and interest on the lease liability which is generally discounted at the incremental borrowing rate of the relevant Group entity, although the interest rate implicit in the lease is used when it is more readily determinable. Interest charges will typically be higher in the early stages of a lease and will reduce over the term. Lease interest costs are recorded in financing costs and associated cash payments are classified as financing cash flows in the Group’s cash flow statement.

–Under IFRS 16 cash inflows from operating activities and payments classified within cash flow from financing activities both increase, as payments made at both lease inception and subsequently are characterised as repayments of lease liabilities and interest. Under IAS 17 operating lease payments were treated as an operating cash outflow. Net cash flow is not impacted by the change in policy.

–Lessor accounting under IFRS 16 is similar to IAS 17. The only substantive change is that when the Group sub-leases assets it classifies the lease out as either operating or finance leases by reference to the terms of the head lease contract whereas under IAS17 the classification was determined by reference to the underlying asset leased out. This has resulted in additional finance leases out being recognised under IFRS 16 (see net investment in leases in note 14 “Trade and other receivables”).

–The expedients applied at adoption, above, have resulted in reclassifications of lease-related prepayments, accruals and provisions at 1 April 2019 (see page 153) to the right-of-use assets. Where certain of the Group’s joint ventures have valued right-of-use assets as if IFRS 16 had been applied since lease inception, this has resulted in the reduction in the value of investments in associates and joint arrangements (see note 12 “Investments in associates and joint arrangements”).

–During the year ended 31 March 2019 an expense of €3,826 million was charged for operating leases and depreciation and interest of €71 million was charged for finance leases. During the year ended 31 March 2020, depreciation of €3,720 million and interest of €330 million has been charged in relation to leases.

Transition disclosures

The weighted average incremental borrowing rate applied to the Group’s lease liabilities recognised in the balance sheet at 1 April 2019 was 3.5%. The Group’s undiscounted operating lease commitments at 31 March 2019 were €10.8 billion; the most significant differences between the IAS 17 lease operating lease commitments and the lease liabilities recognised on transition to IFRS 16 are set out below.

€bn
Operating lease commitments at 31 March 2019	10.8
Less effect of discounting on payments included in the operating lease commitment	(1.6)
Plus lease liabilities in respect of additional 'reasonably certain' lease extensions assumed under IFRS 16	0.8
Plus finance lease liabilities already reported under IAS 17	0.3
Lease liability opening balance reported at 1 April 2019	10.3

The Group applied the lease identification requirements of IFRS 16 at the date of adoption and no material changes to the Group’s lease portfolio were identified.

Impact of the adoption of IFRS 16 on the opening balance sheet at 1 April 2019

The impact of the adoption of IFRS 16 on the consolidated statement of financial position at 1 April 2019 is set out below:

Consolidated statement of financial position	31 March 2019	Impact of adoption of IFRS 16	1 April 2019
	€m	€m	€m
Non-current assets
Goodwill	23,353	—	23,353
Other intangible assets	17,652	—	17,652
Property, plant and equipment	27,432	10,226	37,658
Investments in associates and joint ventures	3,952	(270)	3,682
Other investments	870	—	870
Deferred tax assets	24,753	—	24,753
Post employment benefits	94	—	94
Trade and other receivables	5,170	21	5,191
Of which: Net investments in leases	3	133	136
	103,276	9,977	113,253
Current assets
Inventory	714	—	714
Taxation recoverable	264	—	264
Trade and other receivables	12,190	(339)	11,851
Of which: Net investments in leases	1	19	20
Other investments	13,012	—	13,012
Cash and cash equivalents	13,637	—	13,637
	39,817	(339)	39,478
Assets held for sale	(231)	—	(231)
Total assets	142,862	9,638	152,500
Equity
Called up share capital	4,796	—	4,796
Additional paid-in capital	152,503	—	152,503
Treasury shares	(7,875)	—	(7,875)
Accumulated losses	(116,725)	(261)	(116,986)
Accumulated other comprehensive income	29,519	—	29,519
Total attributable to owners of the parent	62,218	(261)	61,957
Non-controlling interests	1,227	4	1,231
Total non-controlling interests	1,227	4	1,231
Total equity	63,445	(257)	63,188
Non-current liabilities
Long-term borrowings	48,685	7,394	56,079
Deferred tax liabilities	478	—	478
Post employment benefits	551	—	551
Provisions	1,242	(9)	1,233
Trade and other payables	2,938	(37)	2,901
	53,894	7,348	61,242
Current liabilities
Short-term borrowings	4,270	2,646	6,916
Financial liabilities under put option arrangements	1,844	—	1,844
Taxation liabilities	596	—	596
Provisions	1,160	(76)	1,084
Trade and other payables	17,653	(23)	17,630
	25,523	2,547	28,070
Total equity and liabilities	142,862	9,638	152,500